SCHEDULE OF GUARANTY INFORMATION (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term loans	¥ 3,865,575	¥ 1,692,599
Long-term loans	25,887,919	21,551,158
COO [Member]
Short-term loans		124,500
Long-term loans	7,796,858	8,072,793
Parent Company or Subsidiary [Member]
Short-term loans		1,041,000
Long-term loans	3,337,181	2,111,435
Tokyo Credit Cooperative Union [Member]
Long-term loans	201,618	151,848
Nihon Hoshou Co Ltd [Member]
Long-term loans		226,380
Nagoya Credit Guarantee Corporation [Member]
Long-term loans	64,762
Aichi Credit Guarantee Corporation [Member]
Long-term loans	28,338
COO and CEO of the Company [Member]
Long-term loans	563,706	578,878
COO and Parent Company or Subsidiary [Member]
Long-term loans	77,098	139,428
COO and Tokyo Credit Cooperative Union [Member]
Long-term loans	27,194	4,990
CEO, COO and Tokyo Credit Cooperative Union [Member]
Long-term loans	5,491	7,495
Coguaranteed By C O O And Nihon Hoshou Co Ltd [Member]
Long-term loans	214,812
Li Tianqi, Noncontrolling Shareholder of SYLA Brain and a Financial Institution [Member]
Long-term loans	9,906	21,151
Aichi Credit Guarantee Corporation and Parent Company or Subsidiary [Member]
Long-term loans	¥ 120,750